Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2025	Oct. 31, 2024
Related Party Transactions [Abstract]
Schedule of Key Management Personnel for Employment Services	The compensation to key management personnel for services they provide to the Company is as follows:
	Three months ended	Three months ended	Nine months ended	Nine months ended
	July 31,	July 31,	July 31,	July 31,
	2025	2024	2025	2024
Officers:
Consulting fees	$87,496	$86,792	$256,053	$335,066
Share based compensation	-	103,977	117,902	251,717
	$87,496	$190,769	$373,955	$586,783
Directors:
Directors’ fees	$69,663	$88,538	$245,996	$274,063
Share based compensation	-	105,957	195,101	352,879
	$69,663	$194,495	$441,097	$626,942
The compensation to key management personnel for employment services they provide to the Company is as follows:
	Year ended	Year ended	Year ended
	October 31,	October 31,	October 31,
	2024	2023	2022
Officers:
Payroll and other short-term benefits	$-	$-	$32,533
Consulting fees	422,522	410,066	453,519
Share based compensation	185,843	124,808	772,786
	$608,365	$534,874	$1,258,838
Directors:
Directors’ fees and payroll	$242,603	$182,261	$124,746
Share based compensation	296,728	121,981	43,485
	$539,331	$304,242	$168,231

Schedule of Balances with Related Parties	Balances with related parties
	July 31,	October 31,
	2025	2024
Amounts owed to officers	$29,948	$29,498
Amounts owed to directors	19,872	19,464
	$49,820	$48,962
Balances with related parties
	October 31,	October 31,
	2024	2023
Amounts owed to officers	$29,498	$29,666
Amounts owed to directors	19,464	12,767
	$48,962	$42,433